FAIR VALUE MEASUREMENT (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 01, 2013	Jun. 30, 2016	Jun. 30, 2015		Jun. 30, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Business Combination, Consideration Transferred, Total		$ 0	$ 15,081	[1]
Goodwill, Impairment Loss		0	1,855		$ 0
Acquisition of Concord [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Goodwill, Fair Value Disclosure			23,285
Acquisition of Bond [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Goodwill, Fair Value Disclosure			36,633
Bond [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Business Combination, Consideration Transferred, Total	$ 73,000
Convertible Debt		19,802	19,572
Convertible Debt, Fair Value Disclosures		$ 17,835	$ 21,452

[1]	Acquisition-related consideration represents the fair value of Incentive Shares and Premium Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. As of June 30, 2015, Bond has achieved the net income performance target and the CAGR performance target. In addition, the referencing share price was determinable as of December 31, 2014 and the remaining input to the fair value of the Incentive and Premium Shares for Bond is the Company’s share price on the date of issuance, which is observable from an active market. Therefore, the fair value measurement of the acquisition-related consideration is transferred from Level 3 to Level 1 on December 31, 2014. In December 2015, all the remaining incentive shares and premium shares consideration were issued. As of June 30, 2015 and June 30, 2016, the fair value of the acquisition-related consideration in connection with Bond totaled $15,081 and nil, respectively.